PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 7,094,716	¥ 7,499,322	¥ 6,554,842
Net carrying value		106,249,116	95,731,894	$ 14,842,635	¥ 103,331,456
Interest attributable to the construction of property, plant and equipment
Less: interest expense capitalized in property, plant and equipment	¥ 289,499	517,589	¥ 344,452
Additional information
Carrying value of temporarily idle property, plant and equipment		675,000			952,000
Property, plant and equipment, pledged as security		¥ 4,168,239			4,946,338
Minimum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	4.00%	4.54%	4.41%
Maximum
Interest attributable to the construction of property, plant and equipment
Capitalization rate during the year	6.96%	7.00%	8.00%
Cost of sales
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 6,926,580	¥ 7,291,380	¥ 6,387,773
General and administrative expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	161,547	201,337	160,143
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 6,589	6,605	6,926
Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying value		(70,310,294)			(74,026,292)
Buildings
Depreciation and amortisation expense
Net carrying value		38,849,351	32,288,223		40,732,207
Buildings | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying value		(17,771,643)			(19,420,852)
Ownership certificates of buildings
Depreciation and amortisation expense
Net carrying value		¥ 5,639,000			¥ 7,315,000
Carrying value to total asset value (as a percent)		2.81%		3.60%	3.60%
Plant and machinery
Depreciation and amortisation expense
Net carrying value		¥ 53,695,930	52,784,696		¥ 49,483,676
Additional information
Fixed assets held under finance leases		10,678,000
Plant and machinery | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying value		(49,912,562)			(52,140,833)
Construction in progress
Depreciation and amortisation expense
Net carrying value		13,036,003	¥ 9,987,437		12,359,952
Additional information
Fixed assets held under finance leases		112,000
Construction in progress | Accumulated amortization and impairment
Depreciation and amortisation expense
Net carrying value		(151,421)			¥ (151,835)
Machinery and construction in progress held under finance leases | Accumulated amortization and impairment
Additional information
Fixed assets held under finance leases		¥ (2,011,000)